ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2024
Discontinued Operations and Disposal Groups [Abstract]
Assets and liabilities held for sale and discontinued operations

14.	ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS

There were no assets and liabilities held for sale and no discontinued operations for the year ended December 31, 2024. The net income/(loss) from discontinued operations for the year ended December 31, 2022 are as follows:

	Year Ended December 31, 2022
(in thousands of $)	CoolCo	TundraCo	Total
(Loss)/income from discontinued operations	(194,500)	4,880	(189,620)
Gain on disposal	(10,060)	123,230	113,170
Net (loss)/income from discontinued operations	(204,560)	128,110	(76,450)

14.1 The CoolCo Disposal

The disposals of nine of our wholly owned subsidiaries and the management entities responsible for the commercial and technical vessel management of the LNG carriers to Cool Company Ltd (“CoolCo” and the “CoolCo Disposal”) closed in stages from March 3, 2022 to June 30, 2022. We recognized a loss on disposal of $10.1 million in relation to the subsidiaries disposed and is comprised of: (i) proceeds received of $218.2 million cash consideration and 12.5 million shares of CoolCo valued at $127.1 million (ii) offset by the carrying values of the assets and liabilities disposed of $355.4 million.

In May 2023, we completed the sale of our vessel operations in Malaysia, along with the related assets and liabilities (previously reported in our Corporate and others segment) to CoolCo and recognized a gain on disposal of $27.0 thousand.

Our continuing involvement with the discontinued operations for the years ended December 31, 2024, 2023 and 2022 includes:

•$2.1 million, $2.0 million and $5.8 million ship management fee expense, respectively, for CoolCo’s management of our LNG carrier Golar Arctic, and our contractual vessel management obligations for Italis LNG and LNG Croatia;
•$0.7 million, $1.0 million and $0.8 million financial guarantees fees, respectively, with respect to the debt assumed by CoolCo related to the Golar Kelvin and Golar Ice. On November 14, 2024, CoolCo terminated its sale and leaseback arrangements in respect of the Golar Kelvin and Golar Ice. Consequently, our debt guarantee for CoolCo’s long-term debt obligations was released;
•$nil, $1.6 million and $3.1 million management and administrative services revenue, respectively, for the provision of IT services, routine accounting services, treasury services, finance operation services, and any additional services reasonably required pursuant to the CoolCo Administrative Services Agreement which concluded on December 31, 2023; and
•$nil, $nil and $4.8 million net expenses, respectively, relating to the CoolCo’s vessels participation in the Cool Pool arrangement. We exited this pooling arrangement in November 2022.
The following table contains the financial statement line-items presented as discontinued operations following the CoolCo Disposal:

	Period ended January 1, 2023 to May 1, 2023	Year ended December 31, 2022
(in thousands of $)
Time and voyage charter revenues	—	37,289
Vessel and other management fees	262	1,815
Vessel operating expenses	—	(8,466)
Voyage, charterhire and commission expenses	—	(1,229)
Administrative expenses	57	1,906
Project development expenses	—	(62)
Depreciation and amortization	(20)	(5,807)
Impairment of long-lived assets (1)	—	(218,349)
Other operating income	—	4,374
Operating income/(loss)	299	(188,529)

Interest income	—	4
Interest expense, net	—	(4,725)
Other financial items, net	(18)	(799)
Pretax income/(loss) from discontinued operations	281	(194,049)

Income taxes	(15)	(451)
Income/(loss) from discontinued operations	266	(194,500)
Gain/(loss) on CoolCo Disposal (2)	27	(10,060)
Net income/(loss) from discontinued operations	293	(204,560)
(1) Impairment of long-lived assets relates to the impairment charge on the held for sale vessels recognized in accordance with ASC 360 Property, plant and equipment, following their classification as held-for-sale.
(2) During the year ended December 31, 2022, we recognized a loss on the CoolCo Disposal of $10.1 million. This is comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received of $218.2 million cash consideration and 12.5 million shares of CoolCo valued at $127.1 million (based on the respective share price on the phased completion dates).
14.2 The TundraCo Disposal

On May 31, 2022, we completed the sale of 100% of the share capital of our subsidiary Golar LNG NB 13 Corporation (the “TundraCo Disposal”), owner of FSRU Italis LNG (formerly Golar Tundra) to Snam for $352.5 million. Our continuing involvement with the discontinued operations of the Italis LNG was through the Development Agreement which was completed in May 2023 (note 7). We recognized services revenue of $13.8 million for the year ended December 31, 2023.

The following table contains the financial statement line-items presented as discontinued operations following TundraCo's Disposal for the period ended May 31, 2022 as follows:

Period ended January 1, 2022 to May 31, 2022
(in thousands of $)
Time and voyage charter revenues	27,776
Vessel operating expenses	(5,119)
Voyage, charterhire and commission expenses	(10,004)
Administrative expenses	(16)
Depreciation and amortization	(2,955)
Operating income	9,682

Interest expense, net	(4,649)
Other financial items, net	(153)
Pretax income from discontinued operations	4,880

Income taxes	—
Income from discontinued operations	4,880

Gain on disposal of discontinued operations (1)	123,230
Net income from discontinued operations	128,110
(1) Gain on TundraCo Disposal comprised of (i) cash proceeds received of $352.5 million, (ii) a partially offset by the net asset value of Golar LNG NB 13 Corporation of $229.0 million and (iii) related fees incurred in relation to disposal of $0.3 million.